Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Millions				1 Months Ended			2 Months Ended	9 Months Ended	12 Months Ended
	Oct. 10, 2023 CNY (¥)	Mar. 02, 2023 CNY (¥)	Apr. 11, 2022 CNY (¥)	Dec. 29, 2021 CNY (¥)	Oct. 20, 2021 CNY (¥)	Aug. 17, 2021 CNY (¥)	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022	Mar. 22, 2024 shares	Aug. 25, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Apr. 07, 2023 shares	Jun. 02, 2022 shares
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Refunded													¥ 34,000
Shares units | $												$ 1.3
Ordinary shares | shares									636,691					995,118	2,700,000
Annual interest rate								0.20%	0.50%
Loan receivable									¥ 15,000
Interest receivable									¥ 1,335
Ordinary Shares [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Ordinary shares | shares											2,969,114
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest, percentage						12.00%
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest, percentage					32.00%
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Invested amount						¥ 30,000
Equity interest purchased				¥ 30,000
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Working capital			¥ 7,000		¥ 8,000
Annual interest rate							0.20%		0.50%	0.50%
Hangzhou Doujin Information Technology [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Working capital		¥ 15,000
Annual interest rate		0.02%
Long term		1 year
Zhejiang Mengxiang Zhixing Cultural Technology [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Working capital	¥ 1,200
Annual interest rate	0.02%
Long term	1 year